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                  SUPPLEMENT TO THE FEBRUARY 8, 1996 PROSPECTUS

                                       OF

                      DFA INVESTMENT DIMENSIONS GROUP INC.



     The following replaces the percentage under the heading "Total Operating Expenses" on page 5 with respect to the Enhanced U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.:

          Total operating expenses as a percentage of average net assets for the fiscal year ending November 30, 1996 are estimated to be 0.72%.


     The date of this supplement is February 8, 1996.




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                           FOR MARYLAND RESIDENTS ONLY

                                FEBRUARY 8, 1996

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                (Supplement to Prospectus dated February 8, 1996)


     The following replaces the percentage under the heading "Total Operating Expenses" on page 5 with respect to the Enhanced U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.:

     Total operating expenses as a percentage of average net assets for the fiscal year ending November 30, 1996 are estimated to be 0.72%.


ENHANCED U.S. LARGE COMPANY PORTFOLIO

          The following supplements the second paragraph under the caption heading INVESTMENT OBJECTIVES AND POLICIES on page 24:

               Certain of these Index Derivatives are speculative and may subject the Portfolio to additional risks.



RISK FACTORS - ALL PORTFOLIOS

          (i) The following supplements the first paragraph under the caption heading FUTURES CONTRACTS AND OPTION ON FUTURES on page 43;

                    Certain index futures contracts and options on index futures may be considered to be derivative securities.

          (ii) The following supplements the first paragraph under the caption heading OPTIONS ON STOCK INDICES on page 43.

                    Certain put and call options on stock indices and stock index futures may be considered to be derivative securities.


         (iii) The following supplements the first paragraph under the caption heading SWAPS on page 44.

                    Swap Agreements are considered to be derivative securities.